Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Validea Market Legends ETF (VALX)
a series of ETF Series Solutions
September 19, 2017
Supplement to the
Statement of Additional Information
dated March 31, 2017

Effective immediately, Ronald T. Beckman no longer serves as a Trustee of ETF Series Solutions.  All references to Mr. Beckman in the Statement of Additional Information should be disregarded in their entirety.

Please retain this Supplement with your Statement of Additional Information for future reference.